Employee Benefit and Stock Incentive Plan - Stock Option Activities (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016	Dec. 28, 2014
shares outstanding
Outstanding, beginning balance	3,060,200	2,141,200
Granted	216,961	955,000	2,141,200
Exercised		0	0
Expired or forfeited		(36,000)
Outstanding, ending balance		3,060,200	2,141,200
Exercisable		842,300
Unvested and expected to vest		2,217,900
Weighted average exercise price
Weighted average exercise price, beginning balance	$ 10.05	$ 8.61
Weighted average exercise price, granted		13.23	$ 8.61
Weighted average exercise price, exercised		0	0
Weighted average exercise price, expires or forfeited		8.61
Weighted average exercise price, ending balance		10.05	$ 8.61
Weighted average exercise price, exercisable		8.61
Weighted average exercise price, unvested and expected to vest		$ 10.60
Weighted average remaining contractual term
Weighted average remaining contractual term, outstanding		8 years 8 months 27 days	8 years 11 months 27 days
Weighted average remaining contractual term, exercisable		8 years 6 months 7 days
Weighted average remaining contractual term, unvested and expected to vest		8 years 9 months 29 days